Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8,058	$ 7,031	$ 6,694
Interest cost	6,362	5,858	5,427
Expected return on Plans' assets	(5,512)	(4,914)	(3,915)
Amortization of prior service cost	104	95	97
Amortization of transition amount	(147)	(130)	(120)
Amortization of net actuarial loss	1,988	1,769	2,282
Total net periodic benefit cost	10,999	9,709	10,465
Accumulated benefit obligation	144,682	112,643	95,877
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	252	208
Interest cost	152	138
Amortization of prior service cost	74	150
Amortization of net actuarial loss	21	7
Total net periodic benefit cost	$ 500	$ 503